Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Loss per share
Schedule of basic and diluted loss per share

	Year ended December 31,
	2021	2020	2019
	$	$	$
Loss
Earnings for the purposes of basic and diluted loss per share:
Loss for the year attributable to equity shareholders of the Company	(174,009,273)	(1,939,689)	(20,141,991)
Number of shares
Weighted-average number of ordinary shares for the purpose of basic and diluted loss per share	14,596,997	13,176,752	12,891,569